Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 8.8%
Alphabet, Inc. - Class C *	696	$983,872
Charter Communications, Inc. - Class A *	625	318,775
Facebook, Inc. - Class A *	2,083	472,987
Liberty Broadband Corp. - Class C *	1,414	175,279
Netflix, Inc. *	1,919	873,222
T-Mobile U.S., Inc. *	1,124	117,065
		2,941,200
Consumer Discretionary - 14.4%
Amazon.com, Inc. *	427	1,178,016
Domino's Pizza, Inc.	631	233,117
Expedia Group, Inc.	5,615	461,553
Home Depot, Inc.	4,121	1,032,352
McDonald's Corp.	2,337	431,106
O'Reilly Automotive, Inc. *	1,532	645,998
Tiffany & Co.	4,242	517,270
TJX Companies, Inc.	2,190	110,726
Yum! Brands, Inc.	2,524	219,361
		4,829,499
Consumer Staples - 1.9%
Coca-Cola Co.	4,803	214,598
Constellation Brands, Inc. - Class A	2,524	441,574
		656,172
Energy - 1.5%
Chevron Corp.	3,028	270,189
Occidental Petroleum Corp.	12,351	226,023
		496,212
Financials - 10.5%
Aon Plc	1,769	340,709
Berkshire Hathaway, Inc. - Class B *	3,021	539,279
BlackRock, Inc.	1,256	683,377
Capital One Financial Corp.	1,623	101,584
CME Group, Inc.	614	99,800
JPMorgan Chase & Co.	1,973	185,580
Moody's Corp.	2,444	671,440
S&P Global, Inc.	1,701	560,445
T. Rowe Price Group, Inc.	943	116,461
Truist Financial Corp.	2,913	109,383
W.R. Berkley Corp.	1,981	113,491
		3,521,549
Health Care - 9.3%
ABIOMED, Inc. *	807	194,939
Becton, Dickinson and Co.	2,137	511,320
BioMarin Pharmaceutical, Inc. *	5,274	650,495
Exact Sciences Corp. *	2,740	238,216
IDEXX Laboratories, Inc. *	523	172,674
STERIS Plc	695	106,641
Stryker Corp.	1,261	227,219
Thermo Fisher Scientific, Inc.	904	327,555
Zimmer Biomet Holdings, Inc.	1,797	214,490
Zoetis, Inc.	3,425	469,362
		3,112,911
Industrials - 11.4%
3M Co.	3,696	576,539
Cummins, Inc.	1,079	186,947
Equifax, Inc.	2,692	462,701
IDEX Corp.	1,325	209,403
Kansas City Southern	2,817	420,550
Norfolk Southern Corp.	1,511	265,286
Republic Services, Inc.	1,360	111,588
Teledyne Technologies, Inc. *	1,403	436,263
Union Pacific Corp.	5,338	902,496
Verisk Analytics, Inc.	1,591	270,788
		3,842,561
Information Technology #- 29.1%
Adobe, Inc. *	2,069	900,657
Advanced Micro Devices, Inc. *	2,477	130,315
Apple, Inc.	3,075	1,121,760
Autodesk, Inc. *	3,461	827,837
Fidelity National Information Services, Inc.	1,114	149,376
Lam Research Corp.	3,096	1,001,432
MasterCard, Inc. - Class A	2,196	649,357
Microsoft Corp.	14,073	2,863,996
NVIDIA Corp.	1,296	492,363
Skyworks Solutions, Inc.	3,123	399,307
Trade Desk, Inc. - Class A *	598	243,087
Visa, Inc. - Class A	5,206	1,005,643
		9,785,130
Materials - 4.9%
Air Products & Chemicals, Inc.	2,974	718,102
Linde Plc	2,836	601,544
PPG Industries, Inc.	3,096	328,362
		1,648,008
Real Estate - 7.0%
Alexandria Real Estate Equities, Inc. - REIT	3,069	497,945
Crown Castle International Corp. - REIT	1,557	260,564
Digital Realty Trust, Inc. - REIT	3,365	478,200
Kimco Realty Corp. - REIT	10,443	134,088
Prologis, Inc. - REIT	6,753	630,257
Realty Income Corp. - REIT	5,647	335,997
		2,337,051
Total Common Stocks
(Cost $26,513,544)		33,170,293

RIGHTS - 0.0%
T-Mobile U.S., Inc. *
Total Rights
(Cost $213)	1,124	189

MONEY MARKET FUND - 1.3%
First American Government Obligations Fund - Class Z, 0.06% ^
Total Money Market Fund
(Cost $444,970)	444,970	444,970

Total Investments - 100.1%
(Cost $26,958,727)		33,615,452
Other Assets and Liabilities, Net - (0.1)%		(17,808)
Total Net Assets - 100.0%		$33,597,644

* Non-income producing security.
# As of June 30, 2020, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,170,293	$-	$-	$33,170,293
Rights	189	-	-	189
Money Market Fund	444,970	-	-	444,970
Total Investments	$33,615,452	$-	$-	$33,615,452

Refer to the Schedule of Investments for further information on the classification of investments.